Merger and UPREIT Reorganization (Tables)	12 Months Ended
Dec. 31, 2012
Merger and UPREIT Reorganization, and Proforma Financial Information
Merger and UPREIT Reorganization

	Initially	Measurement
	Reported	Period	As Revised at
	at June 30, 2011	Adjustments	December 31, 2011
Merger Consideration:
Fair value of CPA®:16 – Global shares of common stock issued	$510,549	$-	$510,549
Cash consideration	444,045	-	444,045
	954,594	-	954,594

Assets Acquired at Fair Value:
Investments in real estate	582,802	21,291	604,093
Net investment in direct financing leases	161,414	-	161,414
Assets held for sale	11,202	-	11,202
Equity investments in real estate	134,609	-	134,609
Intangible assets	419,928	(1,297)	418,631
Cash and cash equivalents	189,266	172	189,438
Other assets, net	27,577	(313)	27,264
	1,526,798	19,853	1,546,651
Liabilities Assumed at Fair Value:
Non-recourse debt	(460,271)	264	(460,007)
Accounts payable, accrued expenses, and other liabilities	(9,878)	-	(9,878)
Prepaid and deferred rental income and security deposits	(45,848)	(3,564)	(49,412)
Due to affiliates	(2,753)	-	(2,753)
Distributions payable	(95,943)	-	(95,943)
	(614,693)	(3,300)	(617,993)
Amounts attributable to noncontrolling interests	63,003	(4,815)	58,188
Net assets acquired at fair value	975,108	11,738	986,846
Change in interest upon acquisition of noncontrolling interest of Carrefour	(3,543)	-	(3,543)
Bargain purchase gain on acquisition	$(16,971)	$(11,738)	$(28,709)